Apollo Tactical Income Fund Inc.
Schedule of Investments
September 30, 2020 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 102.2%(a)
AEROSPACE & DEFENSE - 3.8%
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 4.66%, 05/01/25(c)	1,873,257	1,859,217
Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(c)(e)	2,143,835	1,868,588
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 5.22%, 06/04/26(b)(c)	3,153,151	2,522,521
PAE Holding Corp.
First Lien Term Loan, (3M LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(c)	1,680,150	1,674,556
Second Lien Term Loan, (3M LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(c)	485,373	473,239
		8,398,121
AUTOMOTIVE - 0.6%
APC Parent, Inc.
First Lien Exit Term Loan, (3M LIBOR + 10.00%, 1.00% Floor), 11.00%, 07/24/25(c)(d)	1,512,578	1,436,949
BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.3%
AIS Holdco, LLC
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 5.26%, 08/15/25(c)(d)	2,111,111	1,942,222
Alliant Holdings Intermediate, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 3.40%, 05/09/25(c)	3,882,561	3,819,877
AssuredPartners, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/12/27(c)	589,630	589,630
Asurion, LLC
First Lien Term Loan B4, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 08/04/22(c)	2,462,755	2,439,150
First Lien Term Loan B6, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 11/03/23(c)	1,270,368	1,253,828
First Lien Term Loan B7, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 11/03/24(c)	1,001,040	985,819
Second Lien Term Loan B2, (1M LIBOR + 6.50%, 0.00% Floor), 6.65%, 08/04/25(c)	745,499	748,216
Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.14%, 07/21/25(c)	3,878,809	3,755,483
NFP Corp.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 3.40%, 02/15/27(c)	2,272,284	2,188,027
Sedgwick Claims Management Services, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.15%, 09/03/26(c)	2,768,859	2,735,979
First Lien Term Loan B3, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26(c)	297,761	296,272
		20,754,503
BEVERAGE, FOOD & TOBACCO - 3.9%
Froneri US, Inc. (United Kingdom)
First Lien Term Loan B2, (1M LIBOR + 2.25%, 0.00% Floor), 2.40%, 01/29/27(c)(e)	3,731,621	3,595,024
Second Lien Term Loan, (1M LIBOR + 5.75%, 0.00% Floor), 5.90%, 01/31/28(c)(e)	559,322	557,924
Shearer's Foods, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 09/23/27(c)	1,211,538	1,205,487
Winebow Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(c)	3,865,396	3,219,759
		8,578,194
CAPITAL EQUIPMENT - 1.7%
Safe Fleet Holdings, LLC
First Lien Term Loan, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	2,649,802	2,501,586
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,186,250
		3,687,836
CHEMICALS, PLASTICS, & RUBBER - 4.3%
Diamond (BC) B.V.
First Lien Term Loan, (3M LIBOR + 3.00%, 0.00% Floor), 3.26%, 09/06/24(b)(c)	1,994,872	1,872,686
Perstorp Holding AB (Sweden)
First Lien Term Loan, (6M LIBOR + 4.75%, 0.00% Floor), 5.02%, 02/27/26(c)(e)	2,158,756	1,979,309
Polar US Borrower, LLC
First Lien Term Loan, (1M LIBOR + 4.75%, 0.00% Floor), 4.91%, 10/15/25(c)	1,984,848	1,915,379
Starfruit US Holdco, LLC (Netherlands)
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 10/01/25(c)(e)	3,849,863	3,739,872
		9,507,246
CONSTRUCTION & BUILDING - 1.0%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	2,814,686	2,285,187
CONSUMER GOODS: NON-DURABLE - 0.4%
Coty, Inc.
First Lien Term Loan A, (1M LIBOR + 1.75%, 0.00% Floor), 1.91%, 04/05/23(c)	915,878	838,028
CONTAINERS, PACKAGING & GLASS - 2.9%
Anchor Glass Container Corp.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(c)	3,207,496	2,501,847
Graham Packaging Company, Inc.
First Lien Initial Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 08/04/27(c)	1,798,839	1,791,851
Strategic Materials Holding Corp.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/01/24(c)	2,827,464	2,210,285
		6,503,983
ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.
First Lien Term Loan, (14.00% PIK), (1M LIBOR + 14.50%, 1.00% Floor), 15.50%, 03/29/24(c)(d)(f)	124,749	28,031
HEALTHCARE & PHARMACEUTICALS - 16.0%
Amneal Pharmaceuticals, LLC
First Lien Initial Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.69%, 05/04/25(c)	1,994,897	1,887,462
Bausch Health Companies, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 0.00% Floor), 2.90%, 11/27/25(c)	2,366,450	2,315,666
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 06/02/25(c)	1,000,000	982,085
BioClinica Holding I, LP
First Lien Initial Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(c)	4,111,724	4,065,467
Endo International PLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 04/29/24(c)	5,370,256	5,136,273
Hanger, Inc.
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.00% Floor), 3.65%, 03/06/25(c)	2,314,479	2,306,529
Lanai Holdings III, Inc.
Second Lien Term Loan, (11.50% PIK), (3M LIBOR + 10.50%, 1.00% Floor), 11.50%, 08/28/23(c)(d)(f)	912,058	790,299
Milano Acquisition Corp.
First Lien Term Loan B, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 08/17/27(b)(c)	3,154,329	3,128,700
Parexel International Corp.
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.90%, 09/27/24(c)	3,000,000	2,885,640
Pathway Vet Alliance, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.15%, 03/31/27(c)	1,957,912	1,931,725
Pluto Acquisition I, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 5.16%, 06/22/26(c)	2,122,953	2,117,646
PPD, Inc.
First Lien Term Loan B, (1M LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22(b)(c)	3,979,003	3,970,487
Team Health Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24(b)(c)	4,805,530	4,051,999
		35,569,978
HIGH TECH INDUSTRIES - 10.3%
Almonde, Inc.
First Lien Term Loan B, (6M LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/24(b)(c)	3,000,000	2,813,250
Aspect Software, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/15/24(c)	1,994,937	1,910,152
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 5.16%, 07/23/26(c)	2,325,388	1,898,098
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	4,378,781	4,324,834
ION Trading Technologies S.A.R.L (United Kingdom)
First Lien Term Loan, (6M LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/21/24(c)(e)	2,067,707	2,037,839
Ivanti Software, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 01/20/24(c)	5,861,613	5,838,401
Riverbed Technology, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/24/22(c)	4,369,136	3,949,830
		22,772,404
HOTEL, GAMING & LEISURE - 3.2%
Alterra Mountain Company
First Lien Term Loan, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/01/26(c)	2,964,126	2,941,895
Caesars Resort Collection, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 4.65%, 07/21/25(c)	3,260,687	3,165,132
Scientific Games International, Inc.
First Lien Term Loan B5, (6M LIBOR + 2.75%, 0.00% Floor), 3.47%, 08/14/24(c)	1,115,468	1,052,411
		7,159,438
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.5%
Advantage Sales & Marketing, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 07/23/21(c)	2,485,997	2,451,814
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 07/23/21(c)	3,197,917	3,148,749
F & W Media, Inc.
First Lien Term Loan B1, (LIBOR + 6.50%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	357,651	–
First Lien Term Loan B2, (LIBOR + 10.00%, 1.50% Floor), 0.00%, 05/24/22(c)(d)(g)(j)	1,076,345	–
		5,600,563
MEDIA: BROADCASTING & SUBSCRIPTION - 7.7%
Global Eagle Entertainment, Inc.
First Lien DIP Term Loan, (1M LIBOR + 10.00%, 1.25% Floor), 11.25%, 01/22/21(c)(d)	951,789	951,789
First Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 0.00%, 01/06/23(c)(g)(j)	6,087,185	4,245,812
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(b)(c)	3,641,727	3,516,233
Urban One, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/18/23(c)	1,321,363	1,117,212
Virgin Media Bristol, LLC
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 3.25%, 01/31/29(b)(c)	1,792,405	1,766,361
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(c)	1,053,128	1,040,211
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 2.90%, 05/18/25(c)	5,187,397	4,465,493
		17,103,111
MEDIA: DIVERSIFIED & PRODUCTION - 0.6%
Learfield Communications, LLC
First Lien Initial Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(c)	1,493,258	1,283,888
RETAIL - 5.1%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	59,069	8,270
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	320,539	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	10,627	1,488
EG America, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.00% Floor), 4.22%, 02/07/25(c)	934,482	918,857
Petco Animal Supplies, Inc.
First Lien Term Loan B1, (3M LIBOR + 3.25%, 1.00% Floor), 4.25%, 01/26/23(b)(c)	5,616,362	5,188,114
PetSmart, Inc.
First Lien Term Loan B2, (6M LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22(c)	5,203,568	5,199,847
		11,316,576
SERVICES: BUSINESS - 8.6%
AQ Carver Buyer, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/23/25(c)(d)	1,082,590	1,033,873
CareStream Health, Inc.
First Lien Term Loan, (3M LIBOR + 6.75%, 1.00% Floor), 7.75%, 05/08/23(c)	303,908	296,817
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(f)	1,067,429	856,612
DG Investment Intermediate Holdings 2, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/03/25(c)	1,239,358	1,202,177
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.75%, 02/03/25(c)	2,959,886	2,848,905
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(c)	2,884,884	2,533,289
Envision Healthcare Corp.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 3.90%, 10/10/25(b)(c)	4,081,168	2,964,683
Garda World Security Corp. (Canada)
First Lien Term Loan B, (1M LIBOR + 4.75%, 0.00% Floor), 4.90%, 10/30/26(c)(e)	3,473,773	3,462,049
GT Polaris, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27(b)(c)	1,258,150	1,251,073
SGS Cayman, L.P.
First Lien Term Loan B, (3M LIBOR + 5.38%, 1.00% Floor), 6.38%, 04/23/21(c)	304,364	265,177
Software Luxembourg Acquisition S.A.R.L. (Luxembourg)
First Lien First Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 12/27/24(c)(d)(e)	270,138	272,839
First Lien Second Out Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/27/25(c)(d)(e)	892,532	883,607
Sutherland Global Services, Inc.
First Lien Term Loan, (3M LIBOR + 5.38%, 1.00% Floor), 6.38%, 04/23/21(c)	1,307,531	1,139,187
		19,010,288
SERVICES: CONSUMER - 0.6%
USS Ultimate Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/25/24(c)	1,234,097	1,220,213
TELECOMMUNICATIONS - 16.0%
CenturyLink, Inc.
First Lien Term Loan A, (1M LIBOR + 2.00%, 0.00% Floor), 2.15%, 01/31/25(c)	705,104	686,303
First Lien Term Loan B, (1M LIBOR + 2.25%, 0.00% Floor), 2.40%, 03/15/27(c)	2,142,000	2,062,639
Consolidated Communications, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/15/27(b)(c)	1,018,657	1,010,380
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.65%, 07/23/25(c)	3,602,827	3,472,225
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien DIP Term Loan, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22(c)(e)	1,755,682	1,791,525
First Lien Term Loan, 8.63%, 01/02/24(b)(e)(g)(h)	5,056,202	5,126,786
First Lien Term Loan, (Prime + 6.50%, 1.00% Floor), 8.75%, 01/02/24(c)(e)(g)	5,735,607	5,801,021
First Lien Term Loan B, (Prime + 5.75%, 1.00% Floor), 8.00%, 11/27/23(c)(e)(g)	1,188,001	1,197,897
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/11/26(b)(c)	3,155,460	3,107,040
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 5.50%, 1.00% Floor), 6.50%, 05/02/23(c)	4,784,808	4,153,381
Zacapa, LLC (Luxembourg)
First Lien Term Loan B, (6M LIBOR + 4.50%, 0.00% Floor), 4.77%, 07/02/25(c)(e)	2,178,115	2,167,910
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.00%, 0.00% Floor), 3.15%, 03/09/27(c)	5,139,046	4,998,647
		35,575,754
TRANSPORTATION: CONSUMER - 1.1%
Delta Air Lines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27(c)	2,438,971	2,459,885
UTILITIES: ELECTRIC - 2.6%
PG&E Corporation
First Lien Term Loan, (3M LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25(c)	5,946,131	5,837,109
Total Senior Loans
(Cost $237,398,938)		226,927,285

Corporate Notes and Bonds - 33.8%
AEROSPACE & DEFENSE - 1.9%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,162,518
6.25%, 03/15/26(h)(i)	3,000,000	3,149,415
		4,311,933
BEVERAGE, FOOD & TOBACCO - 4.2%
JBS, S.A.
5.88%, 07/15/24(h)(i)	690,000	704,300
6.75%, 02/15/28(h)(i)	1,000,000	1,088,710
6.50%, 04/15/29(h)(i)	2,847,000	3,163,644
5.50%, 01/15/30(h)(i)	2,000,000	2,182,500
Restaurant Brands International, Inc. (Canada)
5.75%, 04/15/25(e)(h)(i)	2,000,000	2,138,140
		9,277,294
CAPITAL EQUIPMENT - 0.9%
Clark Equipment Company (Republic of Korea)
5.88%, 06/01/25(e)(h)(i)	2,000,000	2,075,000
CHEMICALS, PLASTICS, & RUBBER - 0.9%
W.R. Grace & Co.
4.88%, 06/15/27(h)(i)	2,000,000	2,069,150
CONSTRUCTION & BUILDING - 1.4%
Forterra, Inc.
6.50%, 07/15/25(h)(i)	1,000,000	1,058,425
Standard Industries Inc.
4.38%, 07/15/30(h)(i)	2,000,000	2,053,600
		3,112,025
CONSUMER GOODS: NON-DURABLE - 0.7%
Prestige Brands, Inc.
5.13%, 01/15/28(h)(i)	1,429,000	1,479,015
CONTAINERS, PACKAGING & GLASS - 0.9%
Ardagh Packaging Finance PLC
5.25%, 04/30/25(h)(i)	2,000,000	2,092,690
ENERGY: OIL & GAS - 0.9%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	2,635,000	1,590,380
10.50%, 05/15/27(h)(i)	553,000	347,594
		1,937,974
ENVIRONMENTAL INDUSTRIES - 0.8%
GFL Environmental, Inc. (Canada)
5.13%, 12/15/26(e)(h)(i)	1,731,000	1,802,577
HEALTHCARE & PHARMACEUTICALS - 3.8%
Bausch Health Companies, Inc.
7.00%, 01/15/28(h)(i)	2,000,000	2,118,380
6.25%, 02/15/29(h)(i)	2,000,000	2,060,000
DaVita, Inc.
4.63%, 06/01/30(h)(i)	2,000,000	2,054,050
PPD, Inc.
5.00%, 06/15/28(h)(i)	2,000,000	2,090,000
		8,322,430
HIGH TECH INDUSTRIES - 2.3%
BY Crown Parent, LLC
4.25%, 01/31/26(h)(i)	2,000,000	2,038,750
Riverbed Technology, Inc.
8.88%, 03/01/23(h)(i)	1,384,000	968,800
SS&C Technologies, Inc.
5.50%, 09/30/27(h)(i)	2,000,000	2,127,940
		5,135,490
HOTEL, GAMING & LEISURE - 0.9%
Churchill Downs, Inc.
5.50%, 04/01/27(h)(i)	2,000,000	2,092,230
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.9%
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	1,953,380
MEDIA: BROADCASTING & SUBSCRIPTION - 4.8%
Charter Communications, Inc.
4.50%, 08/15/30(h)(i)	2,286,000	2,403,272
CSC Holdings, LLC
4.13%, 12/01/30(h)(i)	2,000,000	2,040,500
4.63%, 12/01/30(h)(i)	1,000,000	1,006,115
Nexstar Escrow Corp.
5.63%, 07/15/27(h)(i)	2,000,000	2,101,030
Virgin Media Secured Finance PLC (United Kingdom)
4.50%, 08/15/30(e)(h)(i)	3,000,000	3,085,320
		10,636,237
MEDIA: DIVERSIFIED & PRODUCTION - 1.0%
Live Nation Entertainment, Inc.
6.50%, 05/15/27(h)(i)	2,000,000	2,161,040
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–
RETAIL - 1.6%
EG Global Finance PLC (United Kingdom)
6.75%, 02/07/25(e)(h)(i)	2,421,000	2,483,038
8.50%, 10/30/25(e)(h)(i)	1,000,000	1,054,375
		3,537,413
TELECOMMUNICATIONS - 5.9%
CenturyLink, Inc.
4.00%, 02/15/27(h)(i)	3,000,000	3,051,840
4.25%, 07/01/28(h)(i)	3,000,000	3,048,960
Front Range Bidco, Inc.
4.00%, 03/01/27(h)(i)	1,771,000	1,745,373
Orbcomm, Inc.
8.00%, 04/01/24(h)(i)	3,255,000	3,172,616
Radiate Holdco, LLC
4.50%, 09/15/26(h)(i)	2,000,000	2,007,080
		13,025,869
Total Corporate Notes and Bonds
(Cost $74,157,071)		75,021,747

Structured Products - 9.1%(m)
Anchorage Capital CLO, Ltd. (Cayman Islands)
2015-6A, Class ER, 6.63%, 07/15/30(e)(i)(n)	4,400,000	3,967,168
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 7.43%, 04/15/31(e)(i)(n)	4,000,000	3,301,964
OZLM, Ltd. (Cayman Islands)
2014-8A, Class DRR, 6.35%, 10/17/29(d)(e)(i)(n)	2,500,000	1,990,805
Pikes Peak CLO, Ltd. (Cayman Islands)
2018-1A, Class E 6.31%, 07/24/31(e)(i)(n)	1,000,000	861,850
Shackleton CLO, Ltd. (Cayman Islands)
2015-8A, Class F, 7.12%, 10/20/27(e)(i)(n)	3,300,000	1,987,408
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 8.24%, 10/20/30(d)(e)(i)(n)	5,000,000	4,469,490
2017-1A, Class E, 8.32%, 01/24/30(d)(e)(i)(n)	4,000,000	3,539,532
Total Structured Products
(Cost $23,514,857)		20,118,217

Common Stocks - 2.8%	Share Quantity	Value $
AUTOMOTIVE - 0.8%
APC Parent, Inc.(d)(j)	241,972	1,762,372
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.3%
Medical Card System, Inc.(d)(j)	914,981	2,907,814
ENERGY: OIL & GAS - 0.0%
Ascent Resources, LLC(d)(j)	165,654	74,544
HGIM Corp.(d)(j)	1,463	549
RDV Resources, Inc.(d)(j)	7,743	–
		75,093
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	27,633
F & W Media, Inc.(d)(j)	9,511	–
		27,633
RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	2,679,190	–
SERVICES: BUSINESS - 0.7%
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	8,359	1,379,235
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	239	39,435
		1,418,670
Total Common Stocks
(Cost $4,004,568)		6,191,582

Preferred Stocks - 0.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda) (LIBOR + 6.68%, 1.00% Floor), 7.68%(e)	946,575	952,255
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	2,526	169,633
Total Preferred Stocks
(Cost $1,098,067)		1,121,888

Warrants - 0.0%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)(j)	3,567	218
ENERGY: OIL & GAS - 0.0%
Ascent Resources, LLC(d)(j)	42,889	3
SERVICES: BUSINESS - 0.0%
Software Luxembourg Holding S.A. Class A (Luxembourg)(d)(e)(j)	351	16,069
Software Luxembourg Holding S.A. Class B (Luxembourg)(d)(e)(j)	702	30,291
		46,360
Total Warrants
(Cost $47,264)		46,581

Total Investments - 148.4%
(Cost of $340,220,765)		329,427,300
Other Assets & Liabilities, Net - 1.1%		2,378,216
Loan Outstanding - (49.5)%(k)(l)		(109,822,792)
Net Assets (Applicable to Common Shares) - 100.0%		221,982,724

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2020. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2020, the 1, 2, 3 and 6 month LIBOR rates were 0.15%, 0.19%, 0.23% and 0.26%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $95,139,964, or 42.9% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $110,000,000 less unamortized deferred financing costs of $177,208.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2020.

Apollo Tactical Income Fund Inc.
Notes to Schedule of Investments

September 30, 2020 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2020 is as follows:

Apollo Tactical Income Fund Inc.
	Total Fair Value at September 30, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$4,769,129	$4,769,129	$-	$-
Senior Loans	226,927,285	-	219,577,918	7,349,367
Corporate Notes and Bonds	75,021,747	-	75,021,747	-
Structured Products	20,118,217	-	10,118,390	9,999,827
Common Stocks	6,191,582	-	-	6,191,582
Preferred Stocks	1,121,888	-	952,255	169,633
Warrants	46,581	-	-	46,581
Unrealized appreciation on Unfunded Loan Commitments	37,599	-	37,599	-
Total Assets	$334,234,028	$4,769,129	$305,707,909	$23,756,990

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2020 through September 30, 2020:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stocks	Preferred Stock	Warrants
Total Fair Value, beginning of period	$7,122,713	$5,489,236	$-	$-	$1,461,773	$170,417	$1,287
Purchases, including capitalized PIK	7,055,232	3,706,366	-	-	3,305,891	-	42,975
Sales/Paydowns	(802,944)	(793,920)	-	-	(9,024)	-	-
Accretion/(amortization) of discounts/(premiums)	37,953	37,953	-	-	-	-	-
Net realized gain/(loss)	(96,589)	(10,514)	(37,049)	-	(49,026)	-	-
Change in net unrealized appreciation/(depreciation)	1,241,370	(204,638)	37,049	-	1,407,424	(784)	2,319
Transfers into Level 3	12,016,593	1,942,222	-	9,999,827	74,544	-	-
Transfers out of Level 3	(2,817,338)	(2,817,338)	-	-	-	-	-
Total Fair Value, end of period	$23,756,990	$7,349,367	$-	$9,999,827	$6,191,582	$169,633	$46,581

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2020 was $1,341,265.

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2020:

Apollo Tactical Income Fund Inc.
Assets	Fair Value at September 30, 2020	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$5,084,330	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	9,758	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	790,299	Discounted Cash Flow (c)	Discount Rate (c)	21.0%	21.0%

	1,436,949	Discounted Cash Flow (c)	Discount Rate (c)	11.73% - 12.23%	11.98%

	28,031	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	1.0x - 1.5x	1.25x

Corporate Notes and Bonds	-	Recoverability (d)	Estimated Proceeds (b)	$-	$-

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Structured Products	9,999,827	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Common Stocks	27,633	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.3x	5.3x

	74,544	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	5.50x - 6.25x	5.88x

	-	Recoverability (b)	Estimated Proceeds (b)	$843k	$843k

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	2,907,814	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	2.8x	2.8x

	-	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	1.0x - 1.5x	1.25x

	1,762,372	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	6.75x - 8.25x	7.5x

	1,419,219	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Preferred Stock	169,633	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.3x	5.3x

Warrants	3	Option Model (f)	Volatility (f)	60.0%	60.0%

	218	Option Model (f)	Volatility (f)	29.9%	29.9%

	46,360	Option Model (f)	Volatility (f)	53.0%	53.0%

Total Fair Value	$23,756,990

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable inputs used in the valuation model were estimated proceeds.    Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value TEV and EBITDA. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

General Commitments and Contingencies
As of September 30, 2020, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Intelsat Jackson Holdings S.A. DIP Bridge Loan	$1,755,682
Pathway Vet Alliance, LLC Delayed Draw Term Loan*	159,810
Total unfunded loan commitments	$1,915,492
* The loan commitment was partially funded subsequent to September 30, 2020.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.